Earnings per share - Basic and Diluted earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share
Net income (loss) for the year	R$ (80,074)	R$ 38,876
Weighted average number of shares	189,408,960	178,266,195
Less Treasury shares	(12,570,020)	(7,849,826)
Adjusted weighted average of shares - basic	176,838,940	170,416,369
Basic earnings (loss) per share - in Reais (Note 28)	R$ (0.4528)	R$ 0.2281	R$ 0.4358
Diluted earnings per share
Net income (loss) for the year	R$ (80,074)	R$ 38,876
Weighted average number of shares	189,408,960	178,266,195
Stock Option		4,050,513
Less Treasury shares	(12,570,020)	(7,849,826)
Adjusted weighted average of shares - diluted	176,838,940	174,466,882
Diluted earnings (loss) per share (in Reais)	R$ (0.4528)	R$ 0.2228	R$ 0.4301